SCHEDULE OF WEIGHTED AVERAGE NUMBER OF SHARES USED AS DENOMINATOR (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Loss for the year	$ (12,017,219)	$ (11,750,923)	$ (7,130,998)
Weighted average number of Ordinary Shares used in calculating loss per share (number of shares)	132,217,246	101,380,750	92,203,483
Number of options outstanding excluded from calculation diluted earnings per share	400,000	233,400,000	757,400,000